STOCK OPTION RESERVE (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Stock based compensation expense	$ 2,180	$ 296
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Balance	11,468	10,618
Stock based compensation expense	98	295
Balance	11,566	10,913
Stock Option Reserve [Member]
IfrsStatementLineItems [Line Items]
Balance	7,977	58
Stock based compensation expense	2,082
Balance	$ 10,059	$ 58